The Sentinel Funds Class A, Class B, Class C, Class D and Class S

Supplement dated June 18, 2008 to the Prospectus dated March 28, 2008

High Yield Bond Fund

The Board of Directors has approved a proposal under which the High Yield Bond Fund would reorganize into the
Conservative Allocation Fund.

The Board has called a Special Meeting of Shareholders to be held on September 24, 2008, at which time the shareholders of the High Yield Bond Fund will vote on the proposed reorganization. Only shareholders of record as of the close of business on July 22, 2008, the record date for the Special Meeting, will be entitled to vote at the meeting. The Fund will mail proxy materials to shareholders of record, which will discuss the proposal in detail. These proxy materials are expected to be mailed in August 2008.

If approved by shareholders, the High Yield Bond Fund will close to new accounts and investments (other than reinvested dividends) shortly before the reorganization is consummated, which, if approved, is expected to occur in early October 2008.

Class C Shares of Short Maturity Government Fund

Effective July 11, 2008, the Class C Shares of the Short Maturity Government Fund will be eliminated. Current shareholders of that Fund will have their shares automatically exchanged for Class A shares of the Short Maturity Government Fund having the same value as the Class C shares being exchanged. Shareholders will not incur any transaction costs in accordance with this exchange.

Pricing Fund Shares

The sixth and ninth paragraphs on page 78, under “Pricing Fund Shares”, are deleted and replaced with the following:

For Funds other than the Sentinel U.S. Treasury Money Market Fund, fixed-income securities with original maturities of greater than 60 days, including short-term securities with more than 60 days left to maturity, are valued on the basis of valuations provided by an independent pricing service. The mean between the bid and asked prices is generally used for valuation purposes. Short-term securities with original maturities of less than 60 days are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days or less remaining to maturity. Securities held in the
Sentinel U.S. Treasury Money Market Fund are valued at amortized cost regardless of days left to maturity, which approximates market value, in accordance with the terms of a rule adopted by the Securities and Exchange Commission. The amortized cost method values a security at cost on the date of purchase and thereafter assumes a constant amortization to maturity of any discount or premium.

Government Securities Fund – Total Return Table

The table on page 21 comparing the average annual return of an appropriate broad-based securities market index with the average annual return before taxes for each share class of the Government Securities Fund, the average annual return after taxes on distributions for the Class A shares of the Government Securities Fund and the average annual total return after taxes on distributions and redemption for Class A shares of the Government Securities Fund is deleted and replaced with the following:

			Past 10
			Years/
For the periods ended	Past One	Past 5	Since
December 31, 2007[1]	Year	Years	Inception
Return Before Taxes: Class A	3.41	3.50	5.23
Return After Taxes on Distributions:
Class A	1.73	1.89	3.20
Return After Taxes on Distributions and Sale of Fund Shares:

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			Past 10
			Years/
For the periods ended	Past One	Past 5	Since
December 31, 2007[1]	Year	Years	Inception
Class A2	2.17	2.02	3.20
Class C	4.97	3.18	4.55
Lehman Brothers U.S. Government Bond Index[3]	8.66	4.10	5.92
Lehman Brothers U.S. Mortgage Backed Securities Index [4,6]	6.90	4.49	5.91
Lehman Brothers U.S. Fixed-Rate Mortgage Backed	6.96	4.50	5.91
Securities (MBS) Index5, [6]

[1] Class A share returns prior to June 1, 2006 but after April 10, 2005 have been restated to reflect the increase in the maximum sales charge from 2% to 4%. Prior to April 11, 2005, the Fund’s maximum Class A sales charge had been 4%. The Class C share returns prior to June 1, 2006 are based on the returns of the Class A shares adjusted to reflect that Class C shares do not charge a front-end sales load but may be subject to a contingent deferred sales load and adjusted for Class C’s estimated higher expenses.
[2] Returns after taxes on distributions and sale of fund shares may be higher than before-tax and/or after tax on distribution returns when a net capital loss occurs upon the redemption of fund shares.
[3] The Lehman Brothers U.S. Government Bond Index is composed of all publicly issued, nonconvertible, domestic debt of the U.S.
government or any agency thereof, quasi-federal corporations, or corporate debt guaranteed by the U.S. government.
[4] The Lehman Brothers U.S. Mortgage Backed Securities (MBS) Index is an unmanaged index of agency mortgage-backed passthrough securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FNMA).
[5] The Lehman Brothers U.S. Fixed-Rate Mortgage Backed Securities (MBS) Index is an unmanaged index made up of the securities in the
Lehman Brothers Mortgage-Backed Securities Index that are of investment quality, have at least one year to maturity and have an outstanding par value of at least $100 million.
[6] The Government Securities Fund is replacing the Lehman Brothers U.S. Fixed-Rate Mortgage Backed Securities (MBS) Index with the
Lehman Brothers U.S. Mortgage Backed Securities (MBS) Index because Sentinel believes the new index is a more appropriate measure of the Fund’s current investment strategy.

Short Maturity Government Fund – Total Return Table

The table on page 45 comparing the average annual return of an appropriate broad-based securities market index with the average annual return before taxes for each share class of the Short Maturity Government Fund, the average annual return after taxes on distributions for the Class A shares of the Short Maturity Government Fund and the average annual total return after taxes on distributions and redemption for Class A shares of the Short Maturity Government Fund is deleted and replaced with the following:

			Past 10
			Years/
For the periods ended	Past One	Past 5	Since
December 31, 2007[1]	Year	Years	Inception
Return Before Taxes: Class A	2.49	2.25	4.12
Return After Taxes on Distributions:
Class A	0.84	0.66	2.13
Return After Taxes on Distributions and Sale of Fund Shares:
Class A3	1.59	0.98	2.28
Return Before Taxes: Class C	0.22	1.18	3.03
Lehman Brothers 1-3 Yr. Government Bond Index[4]	7.10	3.18	4.84
Lehman Brothers U.S. Mortgage Backed Securities Index 5, [7]	6.90	4.49	5.91
Lehman Brothers Fixed-Rate U.S. Mortgage Backed	6.96	4.50	5.91
Securities (MBS) Index6, [7]
Return Before Taxes: Class S	5.16	NA	3.27 [2]
Lehman Brothers 1-3 Yr. Government Bond Index[4]	7.10	NA	4.62 [2]
Lehman Brothers U.S. Mortgage Backed Securities Index 5, [7]	6.90	NA	5.06 [2]
Lehman Brothers Fixed-Rate U.S. Mortgage Backed	6.96	NA	5.08 [2]
Securities (MBS) Index6, [7]

1

Class A share returns prior to June 1, 2006 have been restated to reflect the increase in the maximum sales charge from 1% to 3%. Returns have not been adjusted to reflect the decrease in the maximum 12b-1 fee from 0.35% to 0.25%. If they had, those returns would be higher. The Class C share returns for the Fund prior to June 1, 2006 are based on the returns of the Class A shares adjusted to reflect that Class C shares do not charge a front-end sales load but may be subject to a contingent deferred sales load and adjusted for Class C’s estimated higher expenses.

2	From inception on March 4, 2005.

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3 Returns after taxes on distributions and sale of fund shares may be higher than before-tax and/or after tax on distribution returns when a net capital loss occurs upon the redemption of fund shares.
4 The Lehman Brothers 1-3 Year Government Bond Index is composed of securities from the Lehman Government Bond Index with maturities between one and three years.
5 The Lehman Brothers U.S. Mortgage Backed Securities Index is an unmanaged index of agency mortgage-backed passthrough securities (both fixed-rate and hybrid ARM) issued by Ginnie Mae (GNMA), Fannie Mae (FNMA), and Freddie Mac (FNMA).
6 The Lehman Brothers Fixed-Rate U.S. Mortgage Backed Securities (MBS) Index is an unmanaged index made up of the securities in the Lehman Brothers Mortgage-Backed Securities Index that are of investment quality, have at least one year to maturity and have an outstanding par value of at least $100 million
7 The Short Maturity Government Fund is replacing the Lehman Brothers U.S. Fixed-Rate Mortgage Backed Securities (MBS) Index with the Lehman Brothers U.S. Mortgage Backed Securities Index because Sentinel believes the new index is a more appropriate measure of the Fund’s current investment strategy.

Effective May 14, 2008 the paragraph contained on page 72 in regard to Foreign Addresses is deleted and replaced with the following:

Because the Funds are not registered for sales outside of the U.S. they cannot accept new accounts or investments into an account with a mailing address that is not within the U.S or a military address. You may hold, redeem shares or reinvest future dividend and capital gains, but not purchase shares into, an account originally established with a U.S. address if your address is later changed to a foreign address.

The paragraph titled “U.S Treasury Money Market Fund” in the Portfolio Managers section on page 80 is deleted and replaced with the following:

Mr. Brownlee manages the U.S. Treasury Money Market Fund. Mr. Brownlee has been associated with
Sentinel since 1993 and has managed the fund since May 2008. Mr. Brownlee holds the Chartered Financial
Analyst designation.

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